Fair Value Measurement (Narrative) (Details) ¥ in Thousands	12 Months Ended
Jun. 30, 2016 CNY (¥)
FAIR VALUE MEASUREMENT [Abstract]
Total balance of bank loans	¥ 172,411
Cash equivalents, maximum of original maturity	3 months
Time deposits, minimum of original maturity	3 months
Interest income from the restricted time deposits securing the bank loans	¥ 7,050
Interest expense on the bank loans	¥ 3,676